Loan to Third Party - Schedule of Loan to Third Party (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Loan to Third Party [Line Items]
Loan to third party	$ 382,024
2 Game LLC [Member]
Schedule of Loan to Third Party [Line Items]
Maturities	Repay in two installments, to be due on September 1, 2025, and March 1, 2026
Interest Rate	10% started from April 1, 2025
Loan to third party	$ 382,024